TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Current taxes:
Foreign	$ (5,589)	[1]	$ (713)	[1]	$ (327)	[1]
Current income tax expense (benefit)	(10,041)		(713)		(327)
Deferred taxes:
Foreign	(2,835)	[1]	2,987	[1]	(7)	[1]
Deferred income tax expense (benefit)	(2,224)		2,987		(7)
Benefit (taxes) on income	(12,265)		2,274		(334)
NETHERLANDS
Current taxes:
Domestic		[1]		[1]		[1]
Deferred taxes:
Domestic		[1]		[1]		[1]
ISRAEL
Current taxes:
Domestic	(4,452)	[1]		[1]		[1]
Deferred taxes:
Domestic	$ 611	[1]		[1]		[1]

[1]	As mentioned above, since July 2014, the Company is a resident of Israel and not The Netherlands for tax purposes. Therefore, prior to July 2014 "domestic" represented taxing under Dutch tax authorities and as of July 2014 "domestic" represents taxing under the Israeli tax authorities. Thus, in the periods prior to July 2014 taxing under the Israeli tax authorities is included in the table above as foreign profit (loss) before taxes on income.